PROFIT FUNDS
                                INVESTMENT TRUST




December 2, 2004


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:   Profit Funds Investment Trust
               File No. 333-6849


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Profit Funds Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 12) has been filed electronically.


Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary



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